Cover	May 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 28, 2020
Entity Registrant Name	ZAGG INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34528
Entity Tax Identification Number	20-2559624
Entity Address, Address Line One	910 West Legacy Center Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Midvale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84047
City Area Code	801
Local Phone Number	263-0699
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	ZAGG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001296205
Amendment Flag	false